Equity Based Compensation - Summary of the Activity Related to Time Based Awards (Details) - Time Based Awards - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	265,806	21,438
Unvested Shares, Granted	72,383	251,993
Non-Vested Shares, Vested	(81,618)	(7,625)
Unvested Shares, Forfeited	(6,567)
Unvested Shares, Ending Balance	250,004	265,806
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.53	$ 10.38
Unvested Weighted-Average Grant-Date Fair Value, Granted	9.78	9.48
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.57	10.29
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.58	$ 9.53
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Granted	214,521
Unvested Shares, Ending Balance	214,521
Unvested Weighted-Average Grant-Date Fair Value, Granted	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.09